Consolidated statement of profit or loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income:
Deposits	$ 80,622	$ 18,836	$ 1,186
Securities	32,426	24,000	9,939
Loans	566,212	289,785	129,758
Total interest income	679,260	332,621	140,883
Interest expense:
Deposits	(217,042)	(66,044)	(12,846)
Securities sold under repurchase agreements	(9,232)	(7,340)	(956)
Borrowings and debt	(219,219)	(110,647)	(39,489)
Lease liabilities	(584)	(579)	(810)
Total interest expense	(446,077)	(184,610)	(54,101)
Net interest income	233,183	148,011	86,782
Other income (expense):
Fees and commissions, net	32,519	19,791	18,298
Loss on financial instruments, net	(45)	(1,410)	(1,296)
Other income, net	462	280	422
Total other income, net	32,936	18,661	17,424
Total revenues	266,119	166,672	104,206
Provision for credit losses	(27,463)	(19,521)	(2,328)
Gain on non-financial assets, net	0	0	742
Operating expenses:
Salaries and other employee expenses	(47,232)	(34,219)	(21,652)
Depreciation of equipment, improvements to leased property and investment property	(2,280)	(2,154)	(2,749)
Amortization of intangible assets	(814)	(561)	(742)
Other expenses	(22,172)	(18,177)	(14,780)
Total operating expenses	(72,498)	(55,111)	(39,923)
Segment profit (loss)	$ 166,158	$ 92,040	$ 62,697
Per share data:
Basic earnings per share (in dollars per share)	$ 4.55	$ 2.54	$ 1.62
Diluted earnings per share (in dollars per share)	$ 4.55	$ 2.54	$ 1.62
Weighted average basic shares (in shares)	36,481	36,304	38,796
Weighted average diluted shares (in shares)	36,481	36,304	38,796